Tax assets and liabilities - Deferred tax by segment (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	£ 2,627	£ 4,315
Deferred tax liabilities	(4,715)	(5,370)
Unallocated to a segment (other operations)
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	58	55
Deferred tax liabilities	(15)	(11)
Asia | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	112	107
Deferred tax liabilities	(1,152)	(935)
US | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	2,300	3,979
Deferred tax liabilities	(1,845)	(2,832)
UK and Europe | Operating segments
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets	157	174
Deferred tax liabilities	£ (1,703)	£ (1,592)